Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Summary of Impairments of Long-Lived Assets and Related Post Impairment Fair Values
The following table summarizes impairments of long-lived assets and the related post impairment fair values of the corresponding assets for the years ended December 31, 2019 and 2018:

	Year Ended December 31, 2019
	Impairment	Fair Value
Property, plant and equipment - net	$11,655	$—
Other intangible assets - net	85,096	—
Other assets - net	201	—

	$96,952	$—

	Year Ended December 31, 2018
	Impairment	Fair Value
Property, plant and equipment - net	$1,797	$—
Other intangible assets - net	2,718	—

	$4,515	$—